ACQUISITIONS, GOODWILL, INTANGIBLE ASSETS, AND INVESTMENTS (Details) - USD ($)	1 Months Ended
	Apr. 21, 2022	Apr. 21, 2021
IP/technology
Intangible asset	$ 438,000	$ 438,000
Intangible asset useful life	7 years
Non-compete
Intangible asset	$ 123,200	123,200
Intangible asset useful life	3 years
tradename/trademarks
Intangible asset	$ 3,008,100	3,008,100
Intangible asset useful life	10 years
Boston Solar Acquisitions [Member]
Percent for consideration paid	80.10%
Goodwill	$ 6,785,416
Tangible assets	4,787,928	4,787,928
Total Liablities	(7,571,036)	(7,571,036)
Non-controlling Interest	(1,506,750)	(1,506,750)
Total purchase price	$ 6,064,858	$ 6,064,858